INCOME TAXES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss and interest limitation carryforward	$ 18,025,898	$ 8,091,718
Stock-based compensation	1,287,424	564,700
Accounts receivable allowance	269,403	0
Operating lease liabilities	1,599,651	0
Goodwill	385,570	0
Inventory reserve	151,815	0
Property and equipment	191,259	0
Total deferred income taxes	21,911,020	8,656,418
Deferred tax liabilities:
Property and equipment	0	15,045
Right-of-use assets	1,572,368	0
Goodwill	0	64,423
Debt discounts	28,818	464,324
Total deferred tax liabilities	1,601,186	543,792
Net deferred tax asset	20,309,834	8,112,626
Valuation allowance	(20,309,834)	(8,112,626)
Net deferred taxed	$ 0	$ 0